Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes receivable
December 31,	2012	2011
(Dollars in thousands)
Federal income taxes receivable (payable)	$(1,614)	$73,525
State income taxes receivable	1,612	1,266

Income tax expense
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Current
Federal	$10,547	$(90,235)	$19,290
State	4,186	1,049	(11,059)
Deferred
Federal	54,490	187,581	57,759
State	(5,246)	15,683	15,968
	$63,977	$114,078	$81,958

Income tax reconciliation
Year Ended December 31,	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$71.8	35.0%	$109.5	35.0%	$84.4	35.0%
State income taxes, net of federal benefit (1)	3.7	1.8	4.5	1.4	5.0	2.1
Effect of noncontrolling interests	(6.3)	(3.1)	(4.9)	(1.6)	(4.6)	(1.9)
Correction of deferred taxes (2)	(5.3)	(2.6)	6.1	2.0	-	-
Other differences, net	0.1	0.1	(1.1)	(0.3)	(2.8)	(1.2)
Total income tax expense and rate	$64.0	31.2%	$114.1	36.5%	$82.0	34.0%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.

(2)	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

Temporary income tax differences
U.S. Cellular’s noncurrent deferred income tax assets and liabilities at December 31, 2012 and 2011 and the temporary differences that gave rise to them were as follows:

December 31,	2012	2011
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$63,240	$48,565
Stock-based compensation	22,411	19,079
Compensation and benefits - other	13,673	2,985
Deferred rent	15,822	12,656
Other	25,432	20,554
	140,578	103,839
Less valuation allowance	(40,208)	(29,262)
Total noncurrent deferred tax assets	100,370	74,577
Noncurrent deferred tax liabilities
Property, plant and equipment	527,547	482,433
Licenses/intangibles	294,738	267,344
Partnership investments	124,221	120,941
Other	3,682	3,049
Total noncurrent deferred tax liabilities	950,188	873,767
Net noncurrent deferred income tax liability	$849,818	$799,190

Deferred tax valuation allowance
A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2012	2011	2010
(Dollars in thousands)
Balance at January 1,	$30,261	$29,891	$19,234
Charged to income tax expense	3,033	(1,450)	(832)
Charged to other accounts	8,001	1,820	11,489
Balance at December 31,	$41,295	$30,261	$29,891

As of December 31, 2012, the valuation allowance reduced current deferred tax assets by $1.1 million and noncurrent deferred tax assets by $40.2 million.

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,745	$32,547	$34,442
Additions for tax positions of current year	6,656	4,487	5,119
Additions for tax positions of prior years	854	332	550
Reductions for tax positions of prior years	(115)	(1,104)	(1,560)
Reductions for settlements of tax positions	-	(244)	(5,938)
Reductions for lapses in statutes of limitations	(9,680)	(7,273)	(66)
Unrecognized tax benefits balance at December 31,	$26,460	$28,745	$32,547